Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Nature of Business

On August 9, 2010 the Company was incorporated as Nepia Inc. in the State of Nevada. From August 9, 2010 to July 18, 2013, the Company was in the business of developing, manufacturing, and selling small boilers aimed at farmers primarily in Southeast Asia. Beginning on July 19, 2013, the Company acquired bio-pharmaceutical intellectual property for the treatment of acute myeloid leukemia (AML) and is entering into phase II human studies. The goal is to perfect this indication for marketing purposes for distribution world-wide. On August 26, 2013, as a consequence of our new business direction, the Company changed its name to Rich Pharmaceuticals, Inc. (“Rich” or “the Company”).

On July 18, 2013, the Company designated, from our 10,000,000 authorized shares of preferred stock, par value $0.001, 6,000,000 shares of Series “A” Preferred Stock. Our Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 82,767,038 common shares, and 6,000,000 Series “A” Preferred shares. The common and preferred shares were valued at $123,973. The Company further agreed to use its best efforts to complete a financing resulting in proceeds of at least $2,000,000. If the Company was unable to raise $400,000 according to the terms of the Assignment Agreement, the patent reverts back to Imagic, LLC and its principals. On January 17, 2014, the right of reversion was terminated in exchange for a payment of $20,000.

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with our boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital. In consequence to the Sale Agreement two former officers sold 531,292,500 common shares held by them to our new officer/director. In turn, our new officer/director agreed to cancel 500,255,434 of those shares he received and returned them to treasury for retirement. Certain other shareholders also agreed to cancel 262,521,000 common shares.

On September 5, 2013, the Company increased the authorized common shares, par value $0.001, from 90,000,000 shares to 37,503,000,000 shares. Correspondingly, the Company affirmed a forward split of 416.7 for 1 in which each shareholder was issued 416.7 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On August 9, 2010 the Company was incorporated as Nepia Inc. in the State of Nevada. From August 9, 2010 to July 18, 2013, the Company was in the business of developing, manufacturing, and selling small boilers aimed at farmers primarily in Southeast Asia. Beginning on July 19, 2013, the Company acquired bio-pharmaceutical intellectual property for the treatment of acute myeloid leukemia (AML) and is entering into phase II human studies. The goal is to perfect this indication for marketing purposes for distribution world-wide. On August 26, 2013, as a consequence of our new business direction, the Company changed its name to Rich Pharmaceuticals, Inc. (“Rich” or “the Company”).

On July 18, 2013, the Company designated, from our 10,000,000 authorized shares of preferred stock, par value $0.001, 6,000,000 shares of Series “A” Preferred Stock. Our Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 82,767,038 common shares, and 6,000,000 Series “A” Preferred shares. The common and preferred shares were valued at $123,973. The Company further agreed to use its best efforts to complete a financing resulting in proceeds of at least $2,000,000. If the Company was unable to raise $400,000 according to the terms of the Assignment Agreement, the patent reverts back to Imagic, LLC and its principals. On January 17, 2014, the right of reversion was terminated in exchange for a payment of $20,000.

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with our boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital. In consequence to the Sale Agreement two former officers sold 531,292,500 common shares held by them to our new officer/director. In turn, our new officer/director agreed to cancel 500,255,434 of those shares he received and returned them to treasury for retirement. Certain other shareholders also agreed to cancel 262,521,000 common shares.

On September 5, 2013, the Company increased the authorized common shares, par value $0.001, from 90,000,000 shares to 37,503,000,000 shares. Correspondingly, the Company affirmed a forward split of 416.7 for 1 in which each shareholder was issued 416.7 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles related to development-stage companies. A development-stage company is one in which planned principal operations have not commenced or if its operations have commenced, and there has been no significant revenues there from.

Basis of Presentation

The financial statements of the Company have been prepared using the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America and are presented in U.S. dollars. The Company has adopted a March 31 fiscal year end.

The financial statements of the Company have been prepared using the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America and are presented in U.S. dollars. The Company has adopted a March 31 fiscal year end.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents. At June 30, 2014 and March 31, 2014 the Company had $0 and $12,387, respectively, of unrestricted cash.

The Company considers all highly liquid investments with maturities of three months or less to be cash equivalents. At March 31, 2014 and 2013 the Company had $12,387 and $1,588, respectively, of unrestricted cash.

Property and Equipment

Property and equipment is recorded at cost and is depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives of the assets are as follows:

Computer equipment	3 years

Property and equipment is recorded at cost and is depreciated using the straight-line method over the estimated useful lives of the related assets. The useful lives of the assets are as follows:

Computer equipment	3 years

Long-Lived and Intangible Assets

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 82,767,038 common shares and 6,000,000 Series “A” Preferred Stock. These shares were valued at a total of $123,973. The Company has also paid additional funds to third parties to further the development of this asset and terminate the right of reversion totaling $45,000. The Company analyzed the assets at March 31, 2014 and determined that the value could not be supported and impaired the assets to $0.

On July 18, 2013, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC and its principals to acquire certain assets including a US Patent entitled “Phorbol esters as anti-neoplastic and white blood cell elevating agents” and all related intellectual property associated with the patent. In consideration for the intellectual property the Company issued 82,767,038 common shares and 6,000,000 Series “A” Preferred Stock. These shares were valued at a total of $123,973. The Company has also paid additional funds to third parties to further the development of this asset and terminate the right of reversion totaling $45,000. The Company analyzed the assets at March 31, 2014 and determined that the value could not be supported and impaired the assets to $0.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, amounts due to related parties, stock deposits, and a convertible note payable. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

The Company’s financial instruments consist of cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, amounts due to related parties, stock deposits, and a convertible note payable. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. On September 6, 2013, the Company approved the adoption of Rich Pharmaceuticals, Inc. 2013 Stock Option/Stock Issuance Plan (the "2013 Plan”). The 2013 Plan is intended to aid in recruiting and retaining key employees, directors or consultants and to motivate them by providing incentives through the granting of awards of stock options or other stock based awards. The 2013 Plan is administered by the board of directors. Directors, officers, employees and consultants and our affiliates are eligible to participate under the 2013 Plan. A total of 60,000,000 common shares have been reserved for awards under the 2013 Plan. During the three months ended June 30, 2014, the Company granted 4,250,000 stock options to officers, directors, employees and consultants.

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718. On September 6, 2013, the Company approved the adoption of Rich Pharmaceuticals, Inc. 2013 Stock Option/Stock Issuance Plan (the "2013 Plan”). The 2013 Plan is intended to aid in recruiting and retaining key employees, directors or consultants and to motivate them by providing incentives through the granting of awards of stock options or other stock based awards. The 2013 Plan is administered by the board of directors. Directors, officers, employees and consultants and our affiliates are eligible to participate under the 2013 Plan. A total of 60,000,000 common shares have been reserved for awards under the 2013 Plan. During the year ended March 31, 2014, the Company granted 47,503,280 stock options to officers, directors, employees and consultants.

Basic loss per share

The basic earnings (loss) per share is calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity.

The basic earnings (loss) per share is calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares during the year. The diluted earnings (loss) per share is calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity.

Revenue Recognition	The Company will recognize revenue when products are fully delivered or services have been provided and collection is reasonably assured.	The Company will recognize revenue when products are fully delivered or services have been provided and collection is reasonably assured.
Recent Accounting Pronouncements

On June 10, 2014, the Financial Accounting Standards Board ("FASB") issued update ASU 2014-10, Development Stage Entities (Topic 915). Amongst other things, the amendments in this update removed the definition of development stage entity from Topic 915, thereby removing the distinction between development stage entities and other reporting entities from US GAAP. In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information on the statements of income, cash flows and shareholder’s equity, (2) label the financial statements as those of a development stage entity; (3) disclose a description of the development stage activities in which the entity is engaged and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. The amendments are effective for annual reporting periods beginning after December 31, 2014 and interim reporting periods beginning after December 15, 2015, however entities are permitted to early adopt for any annual or interim reporting period for which the financial statements have yet to be issued. The Company has elected to early adopt these amendments and accordingly have not labeled the financial statements as those of a development stage entity and have not presented inception-to-date information on the respective financial statements.

The Company does not expect the adoption of any other recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.